Expense Example	Sep. 05, 2025 USD ($)
VanEck Consumer Discretionary TruSector ETF | VanEck Consumer Discretionary TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	47
VanEck Technology TruSector ETF | VanEck Technology TruSector ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	$ 43